OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

NOTE 9 - OTHER CURRENT LIABILITIES

	As of December 31,
	2021	2020
Accrued payroll and related taxes	$208	$140
Provision for vacation	67	50
Management and directors	1,752	230
Accrued expenses and other accounts payables	2,257	1,896
	$4,284	$2,316

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)